Summary Of Significant Accounting Policies (Policies)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Basis of Presentation

Basis of Presentation: The accompanying consolidated financial statements include the accounts of Stonegate and its subsidiary, NattyMac, and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). All intercompany accounts and transactions have been eliminated in consolidation.

The accompanying unaudited consolidated financial statements include the accounts of Stonegate and its subsidiary, NattyMac, and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The Company has omitted certain financial disclosures that would substantially duplicate the disclosures in its audited consolidated financial statements as of and for the six months ended June 30, 2013 and as of and for the year ended December 31, 2012, unless the information contained in those disclosures materially changed or is required by GAAP. In the opinion of management, all adjustments, including normal recurring adjustments, necessary for a fair statement of the consolidated financial statements as of and for the three and nine months ended September 30, 2013 and 2012 have been recorded. All intercompany accounts and transactions have been eliminated in consolidation. The results of operations for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013. These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of and for the six months ended June 30, 2013 and as of and for the year ended December 31, 2012 included in the Company’s final prospectus dated October 9, 2013.

Basis of Presentation The accompanying financial statements are prepared on the accrual basis in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Fair Value Measurements

The Company uses fair value measurements in fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as MSRs, derivatives and loans held for sale, or on a nonrecurring basis, such as when measuring impairments on intangible and long-lived assets. The Company has elected fair value accounting for loans held for sale and MSRs to more closely align the Company’s accounting with its interest rate risk strategies without having to apply the operational complexities of hedge accounting.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level Input:	Input Definition:
Level 1	Unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level Input:	Input Definition:

Level 3	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity), unobservable inputs may be used. Unobservable inputs reflect the Company’s own assumptions about the factors that market participants would use in pricing the asset or liability, and are based on the best information available in the circumstances.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

While the Company believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the financial statements.

Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at appropriate market discount rates that are intended to reflect the lack of liquidity in the market.

The following describes the methods used in estimating the fair values of certain financial statement items:

Cash Equivalents: Cash equivalents primarily consist of highly rated money market funds with maturities of three months or less, and are purchased daily with specific yield rates.

Mortgage Loans Held for Sale: The Company’s mortgage loans held for sale at fair value, are saleable into the secondary mortgage markets and their fair values are estimated using quoted market or contracted prices or market price equivalents.

Derivative Financial Instruments: The Company estimates the fair value of interest rate lock commitments based on the value of the underlying mortgage loan, quoted MBS prices and estimates of the fair value of the MSRs and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment. The Company estimates the fair value of forward sales commitments based on quoted MBS prices.

Mortgage Servicing Rights: The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment speeds, discount rates, default rates, cost to service, contractual servicing fees, escrow earnings and ancillary income.

The Company uses fair value measurements in fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as MSRs (beginning January 1, 2013), derivatives and loans held for sale, or on a nonrecurring basis, such as when measuring MSRs upon initial recognition and measuring impairments on MSRs (for periods prior to January 1, 2013), intangible assets and long-lived assets. The Company has elected fair value accounting for loans held for sale to more closely align the Company’s accounting with its interest rate risk strategies without having to apply the operational complexities of hedge accounting.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level Input:	Input Definition:
Level 1	Unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity), unobservable inputs may be used. Unobservable inputs reflect the Company’s own assumptions about the factors that market participants would use in pricing the asset or liability, and are based on the best information available in the circumstances.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

While the Company believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the consolidated financial statements.

Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at appropriate market discount rates that are intended to reflect the lack of liquidity in the market.

The following describes the methods used in estimating the fair values of certain financial statement items:

Mortgage Loans Held for Sale: The Company’s mortgage loans held for sale at fair value are saleable into the secondary mortgage markets and their fair values are estimated using quoted market or contracted prices or market price equivalents.

Derivative Financial Instruments: The Company estimates the fair value of interest rate lock commitments based on the value of the underlying mortgage loan, quoted MBS prices and estimates of the fair value of the MSRs and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment. The Company estimates the fair value of forward sales commitments based on quoted MBS prices.

Mortgage Servicing Rights: The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment speeds, discount rates, default rates, cost to service, contractual servicing fees and escrow earnings.

The Company uses fair value measurements in fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as derivatives and loans held for sale, or on a nonrecurring basis, such as measuring impairment on assets carried at amortized cost. The Company has elected fair value accounting for loans held for sale to more closely align the Company’s accounting with its interest rate risk strategies without having to apply the operational complexities of hedge accounting.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1-Quoted prices in active markets for identical assets or liabilities;

•

Level 2-Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others;

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity), unobservable inputs may be used. Unobservable inputs reflect the Company’s own assumptions about the factors that market participants would use in pricing the asset or liability, and are based on the best information available in the circumstances.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

While the Company believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the financial statements.

Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at appropriate market discount rates that are intended to reflect the lack of liquidity in the market.

The following describes the methods used in estimating the fair values of Level 2 and Level 3 fair value financial statement items:

Mortgage Loans

The Company’s mortgage loans held for sale at fair value, are saleable into the secondary mortgage markets and their fair values are estimated using quoted market or contracted prices or market price equivalents.

Derivative Financial Instruments

The Company estimates the fair value of interest rate lock commitments based on the value of the underlying mortgage loan, quoted Agency mortgage backed security (MBS) prices and estimates of the fair value of the MSRs and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment. The Company estimates the fair value of forward sales commitments based on quoted MBS prices.

Mortgage Servicing Rights

The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment speeds, discount rates, default rates, cost to service, contractual servicing fees, escrow earnings and ancillary income.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are particularly significant relate to the Company’s fair value measurements of mortgage loans held for sale, mortgage servicing rights (“MSRs”) and derivative assets and liabilities, as well as its estimates for the reserve for mortgage repurchases and indemnifications and any deferred tax asset valuation allowance.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties: In the normal course of business, companies in the mortgage banking industry encounter certain economic and regulatory risks. Economic risks include interest rate risk and credit risk. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans held for sale and in commitments to originate loans, which may negatively impact the Company’s operations. Conversely, in a decreasing interest rate environment, the value of the Company’s MSRs may decrease, which could negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which loans are being held for sale.

The Company sells loans to investors without recourse. As such, the investors have assumed the risk of loss or default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral. To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. The Company performs due diligence prior to funding mortgage loans as part of its loan underwriting process, whereby the Company analyzes credit, collateral and compliance risk of all loans in an effort to ensure the mortgage loans the investors’ standards. However, if a loan is repurchased, the Company could incur a loss as part of recording such loan at fair value, which may be less than the amount paid to purchase the loan. In addition, if loans pay off within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.

The Company’s business requires substantial cash to support its operating activities. As a result, the Company is dependent on its lines of credit, and other financing facilities in order to finance its continued operations. If the Company’s principal lenders decided to terminate or not to renew any of these credit facilities with the Company, the loss of borrowing capacity would have a material adverse impact on the Company’s financial statements unless the Company found a suitable alternative source of financing.

Risks and Uncertainties

In the normal course of business, companies in the mortgage banking industry encounter certain economic and regulatory risks. Economic risks include interest rate risk and credit risk. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans held for sale and in commitments to originate loans, which may negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which loans are being held for sale.

The Company sells loans to investors without recourse. As such, the investors have assumed the risk of loss or default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral.

To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. In addition, if loans pay off within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.

The Company’s business requires substantial cash to support its operating activities. As a result, the Company is dependent on its lines of credit, and other financing facilities in order to finance its continued operations. If the Company’s principal lenders decided to terminate or not to renew any of these credit facilities with the Company, the loss of borrowing capacity would have a material adverse impact on the Company’s financial statements unless the Company found a suitable alternative source of financing.

Consolidation

Consolidation: The Company’s loans held for sale are sold predominantly to FNMA. The Company also transfers loans in GNMA guaranteed mortgage backed securities (“MBS”) by pooling eligible loans through a pool custodian and assigning rights to the loans to GNMA. FNMA and GNMA provide credit enhancement of the loans through certain guarantee provisions. These securitizations involve variable interest entities (“VIEs”) as the trusts or similar vehicles, by design, that either (1) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, or do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity.

The primary beneficiary of a VIE (i.e., the party that has a controlling financial interest) is required to consolidate the assets and liabilities of the VIE. The primary beneficiary is the party that has both (1) the power to direct the activities of an entity that most significantly impact the VIE’s economic performance; and (2) through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company typically retains the right to service the loans. Because of the power of FNMA and GNMA over the VIEs that hold the assets from these residential mortgage loan securitizations, principally through its rights and responsibilities as master servicer for FNMA and as approver of issuers for GNMA and the guarantee provisions provided by FNMA and GNMA,, the Company is not the primary beneficiary of the VIEs and therefore the VIEs are not consolidated by the Company.

The Company performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore become subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company’s involvement with a VIE cause the Company’s consolidation determination to change.

Consolidation

The Company’s loans held for sale are sold predominantly to Fannie Mae (FNMA), which is a government-sponsored enterprise (“GSE”). The Company also issues Ginnie Mae (GNMA) securities by pooling eligible loans through a pool custodian and assigning rights to the loans to GNMA. FNMA and GNMA provide credit enhancement of the loans through certain guarantee provisions. These securitizations involve variable interest entities (VIEs) as the trusts or similar vehicles, by design, that either (1) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, or do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity.

The primary beneficiary of a VIE (i.e., the party that has a controlling financial interest) is required to consolidate the assets and liabilities of the VIE. The primary beneficiary is the party that has both (1) the power to direct the activities of an entity that most significantly impact the VIE’s economic performance; and (2) through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company typically retains the right to service the loans. Because of the power of FNMA and GNMA over the VIEs that hold the assets from these residential mortgage loan securitizations, principally through its rights and responsibilities as master servicer, the Company is not the primary beneficiary of the VIEs and therefore the VIEs are not consolidated.

The Company performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore become subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company’s involvement with a VIE cause the Company’s consolidation determination to change.

Mortgage Loans Held for Sale and Revenue Recognition

Revenue Recognition: Mortgage Loans Held for Sale: Mortgage loans held for sale are carried at fair value under the fair value option with changes in fair value recognized in current period earnings. At the date of funding of the mortgage loan held for sale, the funded amount of the loan plus the related derivative asset or liability of the associated interest rate lock commitment becomes the initial recorded investment in the mortgage loan held for sale. Such amount approximates the fair value of the loan.

Mortgage loans held for sale are considered de-recognized (sold) when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that both entitles and obligates the Company to repurchase or redeem the transferred assets before their maturity or the ability to unilaterally cause the holder to return specific assets. Such transfers may involve securitizations, participation agreements or repurchase agreements. If the criteria above are not met, such transfers are accounted for as secured borrowings, in which the assets remain on the balance sheet, the proceeds from the transaction are recognized as a liability and no MSRs are recorded for those transferred loans.

Gains and losses from the sale of mortgages are recognized based upon the difference between the sales proceeds and carrying value of the related loans upon sale and is recorded in gain on mortgage loans held for sale in the statement of operations. The sales proceeds reflect the cash received and the initial fair value of the separately recognized mortgage servicing rights less the fair value of the incurred provision for mortgage repurchases and indemnifications. Gain on mortgage loans held for sale also includes the unrealized gains and losses associated with the mortgage loans held for sale and the realized and unrealized gains and losses from derivatives.

Mortgage Loans Held for Sale and Revenue Recognition

Mortgage loans held for sale are carried at fair value under the fair value option with changes in fair value recognized in current period earnings. At the date of funding of the mortgage loan held for sale, the funded amount of the loan plus the related derivative asset or liability of the associated interest rate lock commitment becomes the initial recorded investment in the mortgage loan held for sale. Such amount is expected to approximate the fair value of the loan.

Mortgage loans held for sale are considered sold when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that both entitles and obligates the Company to repurchase or redeem the transferred assets before their maturity or the ability to unilaterally cause the holder to return specific assets.

Such sales may involve securitizations, participation agreements or repurchase agreements. If the criteria above is not met, such sales transactions are accounted for as secured borrowings, in which the assets remain on the balance sheet and the proceeds from the transaction are recognized as a liability.

Gains and losses from the sale of mortgages are recognized based upon the difference between the sales proceeds and carrying value of the related loans upon sale and is recorded in gain on mortgage loans held for sale. The sales proceeds reflect the cash received and the initial fair value of the separately recognized mortgage servicing rights less the fair value of the incurred liability for mortgage repurchases and indemnifications. Gain on mortgage loans held for sale also includes the unrealized gains and losses associated with the mortgage loans held for sale and the realized and unrealized gains and losses from derivatives.

Interest income on mortgage loans is accrued to income based upon the principal amount outstanding and contractual interest rates. Income recognition is discontinued when loans become 90 days delinquent or when in management’s opinion, the collectability of principal and income becomes doubtful.

Mortgage Servicing Rights

Mortgage Servicing Rights and Change in Mortgage Servicing Rights Valuation: The Company capitalizes MSRs at fair value at the time the underlying loans are de-recognized (sold) and when the Company retains the right to service such loans. To determine the fair value of the MSRs, the Company uses a valuation model that calculates the present value of future cash flows from servicing. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of the cost of servicing, the discount rate, float value, the inflation rate, estimated prepayment speeds, and default rates. MSRs currently are not actively traded in the markets, accordingly, considerable judgment is required to estimate their fair value and the exercise of that judgment can materially impact current period earnings.

Prior to January 1, 2013, the Company accounted for the subsequent measurement of its MSRs at the lower of amortized cost or fair value. Effective January 1, 2013, the Company elected to irrevocably account for the subsequent measurement of its existing MSRs using the fair value method, whereby the subsequent changes in the fair value of the MSRs are recorded in earnings during the period in which the changes occur. Under the fair value method, the fair value of the MSRs is assessed at each reporting date using the methods described above. In accordance with the applicable GAAP guidance, this change in accounting principle was accounted for on a prospective basis (financial statement periods prior to 2013 were not restated). The Company did not record a cumulative-effect adjustment to retained earnings as of January 1, 2013, as the net amortized carrying value of the MSRs as of January 1, 2013 equaled the fair value at such date due to MSR impairment charges recorded during 2012. During the period January 1, 2013 through June 30, 2013, all of the Company’s MSRs were accounted for at fair value.

Mortgage Servicing Rights

The Company capitalizes mortgage servicing rights (“MSRs”) at fair value at the time the underlying loans are sold and the Company assumes the obligation to service the loans. To determine the fair value of the MSRs, the Company uses a valuation model that calculates the present value of future cash flows. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of the cost of servicing, the discount rate, float value, the inflation rate, estimated prepayment speeds, and default rates. MSRs currently are not actively traded in the markets, accordingly, considerable judgment is required to estimate their fair value and the exercise of that judgment can materially impact current period earnings.

The Company subsequently amortizes the MSRs using the amortization method whereby amortization is recognized in proportion to the estimated future net servicing revenue. The net capitalized cost of the MSRs is periodically evaluated to determine that capitalized amounts are not in excess of their estimated fair value. Estimates of remaining loan lives and prepayment rates are incorporated into the model. For this purpose, the Company stratifies its mortgage servicing rights into three pools based upon interest rates, those with notes rates below 4.00%, note rates between 4.00% and 4.99% and note rates above 5.00%.

The Company periodically evaluates its MSRs for impairment. Impairment is assessed based on fair value at each reporting date using estimated prepayment speeds of the underlying mortgage loans serviced and stratification based on risk characteristics of the underlying loans (predominantly interest rate). As mortgage interest rates fall, prepayment speeds are usually faster and the value of the MSR asset generally decreases, requiring additional valuation allowance. Conversely, as mortgage interest rates rise, prepayment speeds are usually slower and the value of the MSR asset generally increases, requiring less valuation allowance. A valuation allowance is established, through a charge to earnings, to the extent the amortized cost of the MSR exceeds the estimated fair value by stratification. If it is later determined that all or a portion of the temporary impairment no longer exists for a stratification, the valuation is reduced through a recovery to earnings. An other-than-temporary impairment (i.e. recoverability is considered remote when considering interest rates and loan pay off activity) is recognized as a write-down of the MSR asset and the related valuation allowance (to the extent a valuation allowance is available) and then against earnings. A direct write-down permanently reduces the carrying value of the MSR asset and valuation allowance, precluding subsequent recoveries.

Loan Origination and Other Loan Fees

Loan Origination and Other Loan Fees: Loan origination and other loan fee income represents revenue earned from originating mortgage loans. Loan origination and other loan fees generally represent flat, per-loan fee amounts and are recognized as revenue, net of loan origination costs, at the time the loans are funded.

Loan Servicing Fees

Loan Servicing Fees: Loan servicing fee income represents revenue earned for servicing mortgage loans. The servicing fees are based on a contractual percentage of the outstanding principal balance and recognized as revenue as the related mortgage payments are collected. Corresponding loan servicing costs are charged to expense as incurred.

Loan Servicing Fees

Loan servicing fees represent fees earned for servicing loans for various investors. The servicing fees are based on a contractual percentage of the outstanding principal balance and recognized into revenue as the related mortgage payments are received. Loan servicing expenses are charged to operations as incurred.

Interest Income

Interest Income: Interest income on mortgage loans is accrued to income based upon the principal amount outstanding and contractual interest rates. Income recognition is discontinued when loans become 90 days delinquent or when in management’s opinion, the collectability of principal and income becomes doubtful.

Derivative Financial Instruments

Derivative Financial Instruments: All derivative financial instruments are recognized as either assets or liabilities and measured at fair value. The Company accounts for all of its derivatives as free-standing derivatives and does not designate any for hedge accounting. Therefore, the gain or loss resulting from the change in the fair value of the derivative is recognized in the Company’s results of operations during the period of change.

The Company enters into commitments to originate residential mortgage loans held for sale, at specified interest rates and within a specified period of time, with customers who have applied for a loan and meet certain credit and underwriting criteria (interest rate lock commitments). These interest rate lock commitments (“IRLCs”) meet the definition of a derivative financial instrument and are reflected in the balance sheet at fair value with changes in fair value recognized in current period earnings. Unrealized gains and losses on the IRLCs are recorded as derivative assets and derivative liabilities, respectively, and are measured based on the value of the underlying mortgage loan, quoted MBS prices, estimates of the fair value of the mortgage servicing rights and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment, net of estimated commission expenses.

The Company manages the interest rate and price risk associated with its outstanding IRLCs and loans held for sale by entering into derivative instruments such as forward loan sales commitments and mandatory delivery commitments. Management expects these derivatives will experience changes in fair value opposite to changes in fair value of the IRLCs and loans held for sale, thereby reducing earnings volatility. The Company takes into account various factors and strategies in determining the portion of the mortgage pipeline (IRLCs) and loans held for sale it wants to economically hedge.

To the extent derivatives subject to master netting arrangements meet applicable requirements, the Company presents the derivative balances and related cash collateral amounts net on the balance sheet.

Derivatives

All derivatives are recognized as either assets or liabilities and measured at fair value. The Company accounts for all of its derivatives as free-standing derivatives and does not designate any for hedge accounting.

The Company enters into commitments to originate residential mortgage loans held for sale, at specified interest rates and within a specified period of time, with customers who have applied for a loan and meet certain credit and underwriting criteria (interest rate lock commitments). These interest rate lock commitments meet the definition of a derivative and are reflected in the balance sheet at fair value with changes in fair value recognized in current period earnings. Unrealized gains and losses on the interest rate lock commitments, reflected as derivative assets and derivative liabilities, respectively, are measured based on the value of the underlying mortgage loan, quoted Agency mortgage backed security (MBS) prices, estimates of the fair value of the mortgage servicing rights and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment.

The Company manages the interest rate price risk associated with its outstanding interest rate lock commitments and loans held for sale by entering into derivative loan instruments such as forward loan sales commitments, mandatory delivery commitments, options and futures contracts. Management expects these derivatives will experience changes in fair value opposite to changes in fair value of the interest rate lock commitments and loans held for sale, thereby reducing earnings volatility. The Company takes into account various factors and strategies in determining the portion of the mortgage pipeline (interest lock commitments) and loans held for sale it wants to economically hedge.

To the extent derivatives subject to master netting arrangements meet applicable requirements, the Company presents the derivative balances and related cash collateral amounts net on the balance sheet.

Liability for Loan Repurchases and Indemnifications

Reserve for Loan Repurchases and Indemnifications: Loans sold to investors by the Company and which met investor and agency underwriting guidelines at the time of sale may be subject to repurchase or indemnification in the event of specific default by the borrower or subsequent discovery that underwriting standards were not met. The Company may, upon mutual agreement, agree to repurchase the loans or indemnify the investor against future losses on such loans. In such cases, the Company bears any subsequent credit loss on the loans. The Company has established an initial reserve liability for expected losses related to these representations and warranties at the date the loans are de-recognized from the balance sheet based on the fair value of such reserve liability. Subsequently, based on changing facts and circumstances or changes in certain estimates and assumptions, the reserve liability is adjusted with a corresponding amount recorded to provision for reserve for mortgage repurchases and indemnifications. In assessing the adequacy of the reserve, management evaluates various factors including actual losses on repurchases and indemnifications during the period, historical loss experience, known delinquent and other problem loans, delinquency trends in the portfolio of sold loans and economic trends and conditions in the industry. Actual losses incurred are reflected as charge-offs against the reserve liability.

Liability for Loan Repurchases and Indemnifications

Loans sold to investors by the Company and which met investor and agency underwriting guidelines at the time of sale may be subject to repurchase or indemnification in the event of specific default by the borrower or subsequent discovery that underwriting standards were not met. The Company may, upon mutual agreement, agree to repurchase the loans or indemnify the investor against future losses on such loans. In such cases, the Company bears any subsequent credit loss on the loans. The Company has established a liability for potential losses related to these representations and warranties with a corresponding amount/adjustment recorded to the provision for loan loss. In assessing the adequacy of the liability, management evaluates various factors including actual losses on repurchases and indemnifications during the period, historical loss experience, known delinquent and other problem loans, and economic trends and conditions in the industry.

GNMA Securitization Loan Repurchases

Loans Eligible for Repurchase from GNMA: When the Company has the unilateral right to repurchase GNMA pool loans it has previously sold (generally loans that are more than 90 days past due), the Company then records the loan on its balance sheet. The recognition of previously sold loans does not impact the accounting for the previously recognized mortgage servicing rights. At June 30, 2013, delinquent or defaulted mortgage loans currently in GNMA pools that the Company has recognized as a liability on its balance sheet totaled $12,421. There were no actual repurchases of GNMA delinquent or defaulted mortgage loans during the six months ended June 30, 2013.

GNMA Securitization Loan Repurchases

When the Company has the unilateral right to repurchase GNMA pool loans it has previously sold (generally loans that are more than 90 days past due), the Company then records the loan on its balance sheet. The recognition of previously sold loans does not impact the accounting for the previously recognized mortgage servicing rights. At December 31, 2012 and 2011, delinquent or defaulted mortgage loans currently in GNMA pools that the Company has recognized on its balance sheet totaled $7.1 million and $2.0 million, respectively.

Servicing Advances

Servicing Advances: Servicing advances represent escrows and advances paid by the Company on behalf of customers and investors to cover delinquent balances for property taxes, insurance premiums and other out-of-pocket costs. Advances are made in accordance with the servicing agreements and are recoverable upon collection of future borrower payments or foreclosure of the underlying loans. The Company periodically reviews these receivables for collectability and amounts are written off when they are deemed uncollectible.

Servicing Advances

Servicing advances represent escrows and advances on behalf of customers and investors to cover delinquent balances for property taxes, insurance premiums and other out-of-pocket costs. Advances are made in accordance with the servicing agreements and are recoverable upon liquidation. The Company periodically reviews the advances for collectability and amounts are written off when they are deemed uncollectible.

Furniture, Fixtures, Equipment and Leasehold Improvements

Property and Equipment: Property and equipment is recorded at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over estimated useful lives of three to ten years for furniture and equipment and three years for computer software. Leasehold improvements are amortized using the straight-line method over the shorter of the related lease term or their estimated economic useful lives.

Furniture, Fixtures, Equipment and Leasehold Improvements

Furniture, fixture and equipment are recorded at cost and depreciated using straight-line methods over estimated useful lives of three to ten years. Leasehold improvements are amortized using the straight-line method over the shorter of the related lease term or their estimated economic useful lives.

Intangible Assets

Intangible Assets: The finite-lived purchased intangible assets consist of customer relationships and an active agent list, which have useful lives of eight years and five years, respectively. Intangible assets with finite lives are amortized over their estimated lives using a straight line amortization method. The Company evaluates the estimated remaining useful lives on intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining periods of amortization. If an intangible asset’s estimated useful life is changed, the remaining net carrying amount of the intangible asset is amortized prospectively over that revised remaining useful life. Additionally, an intangible asset that initially is deemed to have a finite useful life would cease being amortized if it is subsequently determined to have an indefinite useful life. Such intangible asset is then tested for impairment. The Company reviews such intangibles for impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable, in which case an impairment charge would be recorded to earnings.

The indefinite-lived purchased intangible asset consists of a trade name. Intangible assets with an indefinite useful life are not subject to amortization but are reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be recoverable. The Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that is more likely than not that an indefinite-lived intangible asset is impaired. If the Company determines that it is more likely than not that the intangible asset is impaired, a quantitative impairment test is performed. For the quantitative impairment test, the Company estimates and compares the fair value of an indefinite-lived intangible asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, the amount of the impairment is measured as the difference between the carrying amount of the asset and its fair value. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Intangible Assets

The finite-lived purchased intangible assets consist of customer relationships and an active agent list, which have useful lives of 8 years and 5 years, respectively. Intangible assets with finite lives are amortized over their estimated lives using a straight line amortization method. The Company evaluates the estimated remaining useful lives on intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining periods of amortization. If the estimate of an intangible asset’s useful life is changed, the remaining carrying amount of the intangible asset is amortized prospectively over that revised remaining useful life. Additionally, an intangible asset that initially is deemed to have a finite useful life would cease being amortized if it is subsequently determined to have an indefinite useful life. Such intangible asset is then tested for impairment. The Company reviews such intangibles for impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable, in which case an impairment charge would be recorded.

The indefinite-lived purchased intangible asset consists of a trade name. Intangible assets with an indefinite useful life are not subject to amortization but are reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be recoverable. The Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that is more likely than not that an indefinite-lived intangible asset is impaired. If the Company determines that it is more likely than not that the intangible asset is impaired, a quantitative impairment test is performed. For the quantitative impairment test, the Company compares the fair value of an indefinite-lived intangible asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, the amount of the impairment is measured as the difference between the carrying amount of the asset and its fair value. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Long-Lived Assets

Long-Lived Assets: The Company periodically assesses long-lived assets, including property and equipment and definite-lived intangible assets, for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If management identifies an impairment indicator, it assesses recoverability by comparing the carrying amount of the asset to the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is recognized in earnings whenever the carrying amount is not recoverable. No such impairment was recognized for the six months ended June 30, 2013.

Long-Lived Assets

The Company periodically assesses long-lived assets for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If management identifies an impairment indicator, it assesses recoverability by comparing the carrying amount of the asset to the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is recognized whenever the carrying amount is not recoverable. No such impairment was recognized for the years ended December 31, 2012 and 2011, respectively.

Investment in Closely Held Entity

Investment in Closely Held Entity: Investment in closely held entity consists of shares of voting common and preferred stock, which the Company owns in a non-publicly traded entity. The investment is carried at cost as the Company does not exercise significant influence over the entity’s operating and financial activities. The Company has determined it is not practical to estimate the fair value of the investment. The Company periodically evaluates this investment for impairment and no impairment charges were recorded during the six months ended June 30, 2013.

Investment in Closely Held Entity

Investment in closely held entity consists of shares of voting common and preferred stock, which the Company owns in a non-publicly traded entity. The investment is carried at cost as the Company does not exercise significant influence over the entity’s operating and financial activities. The Company has determined it is not practical to estimate the fair value of the investment. Based upon its evaluation, the Company has not identified any event or change in circumstances occurring during the period that may have a significant adverse effect on the fair value of the investment.

Stock Split

Stock Split: On May 14, 2013, the Company granted a stock dividend of 12.861519 shares of common stock for each share of common stock held as of that date, which was determined to be in substance a stock split. All actual share, weighted-average share and per share amounts and all references to stock compensation data and prices of the Company’s common stock have been adjusted to reflect this stock split for the entire period presented.

Stock-Based Compensation

Stock-Based Compensation: The Company grants stock options to certain executive officers, key employees and independent directors. Stock options have been granted for a fixed number of shares with an exercise price at least equal to the fair value of the shares at the date of grant. The stock options granted are recognized as compensation expense in the statement of operations based on their grant-date fair values.

Stock-Based Compensation

The Company recognizes expense relating to its stock-based compensation based upon the fair value of the award on the grant date. The cost is recognized over the vesting or service period.

Advertising and Marketing

Advertising and Marketing: The Company uses primarily print, broadcast and web-based advertising and marketing to promote its products. Advertising and marketing is expensed as incurred and totaled $1,001 for the six months ended June 30, 2013.

Advertising and Marketing Advertising and marketing is expensed as incurred and amounted to $1,059,475 and $413,692 for the years ended December 31, 2012 and 2011, respectively.
Income Taxes

Income Taxes: Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the basis of certain assets and liabilities for financial and tax reporting. The deferred taxes represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets are recognized to the extent that realization is “more likely than not”.

The Company’s income tax expense includes assessments related to uncertain tax positions taken or expected to be taken by the Company. Management has concluded that it currently does not have any significant uncertain tax positions. If applicable, the Company will recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense. The open tax years subject to examination by taxing authorities include the years ended December 31, 2011, 2010, and 2009. The Company has no federal or state tax examinations in process as of June 30, 2013.

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the basis of certain assets and liabilities for financial and tax reporting. The deferred taxes represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets are recognized to the extent that realization is “more likely than not.”

The Company’s income tax expense includes assessments related to uncertain tax positions taken or expected to be taken by the Company. Management has concluded that it currently does not have any significant uncertain tax positions. If applicable, the Company will recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense. The open tax years subject to examination by taxing authorities include the years ended December 31, 2011, 2010, and 2009. The Company has no federal or state tax examinations in process as of December 31, 2012.

Cash and Cash Equivalents

Cash and Cash Equivalents: The Company classifies cash and temporary investments with original maturities of three months or less as cash and cash equivalents, which totaled $13,332 at June 30, 2013. The Company typically maintains cash in financial institutions in excess of FDIC limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these cash balances.

Cash and Cash Equivalents

For cash flow purposes, the Company considers cash and temporary investments with original maturities of three months or less, to be cash and cash equivalents. The Company typically maintains cash in financial institutions in excess of FDIC limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these cash balances.

Restricted Cash	Restricted Cash: The Company maintains certain cash balances that are restricted under broker margin account agreements.		Restricted Cash The Company maintains cash balances that are restricted under broker margin account agreements.
Supplemental Cash Flow Information

Supplemental Cash Flow Information: Supplemental cash flow information and non-cash activities for the six months ended June 30, 2013 are as follows:

Cash paid for interest	$5,821
Cash paid for taxes	$—
Settlement of employee’s incentive compensation with shares of common stock	$438

Non-cash Investing Activities:
Receipt of MSRs created in loan sales activity	$47,457

Non-cash Financing Activities:
Conversion of preferred stock to common stock	$33,000
Repayment of term loan with shares of common stock	$5,655

Escrow and Fiduciary Funds

Escrow and Fiduciary Funds: The Company maintains segregated bank accounts in trust for investors and escrow balances for mortgagors. The balances of these accounts amounted to $141,209 at June 30, 2013 and were excluded from the Company’s consolidated balance sheet as of June 30, 2013.

Escrow and Fiduciary Funds

The Company maintains segregated bank accounts in trust for investors and escrow balances for mortgagors. The balances of these accounts amounted to $98,423,192 and $23,668,462 at December 31, 2012 and 2011, respectively, and are excluded from the Company’s balance sheet.

Earnings Per Share

Net Income Per Share: Basic net income per share is computed based on the weighted average number of common shares outstanding during the period presented. Diluted net income per share is computed based on the weighted-average number of common shares plus the effect of dilutive potential common shares outstanding during the period presented using the treasury stock method. Dilutive potential common shares represent employee and director stock options and convertible preferred stock.

Earnings Per Share

Basic earnings per share is computed based on the weighted average number of common shares outstanding during the period presented. Diluted earnings per share is computed based on the weighted-average number of common shares plus the effect of dilutive potential common shares outstanding during the period presented using the treasury stock method. Dilutive potential common shares represent convertible preferred stock and employee and director stock options.

Capitalized Software

Capitalized Software

The Company capitalized certain third-party consulting costs related to computer software for internal use. Software is amortized using the straight-line method over estimated lives of three years. Amortization expense amounted to $226,157 and $164,145 for the years ended December 31, 2012 and 2011, respectively.

Reclassifications			Reclassifications Certain reclassifications have been made to prior year balances to conform to the current year financial statement presentation.